7 COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Deficiency):
Summary of the activity of options
	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2012	—	$—	$—
Options granted	1,600,000	0.30	0.21
Outstanding as of December 31, 2012	1,600,000	0.30	0.21
Exercisable as of December 31, 2012	900,000	0.30	0.21

Black-Scholes option-pricing model data
Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%